Leases	6 Months Ended
Jun. 30, 2025
Leases
Leases

7. Leases

The Group’s lease payments for office space leases include fixed rental payments and do not consist of any variable lease payments that depend on an index or a rate. As of December 31, 2024 and June 30, 2025, there was no leases that have not yet commenced.

The following represents the aggregate right-of-use assets and related lease liabilities as of December 31, 2024 and June 30, 2025:

	December 31, 2024	June 30, 2025
	RMB	RMB
Operating lease right-of-use assets	5,653	8,103
Short-term operating lease liabilities	(3,037)	(5,583)
Long-term operating lease liabilities	(2,137)	(2,051)
Total operating leased liabilities	(5,174)	(7,634)

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)

7. Leases (Continued)

The weighted average lease term and weighted average discount rate as of December 31, 2024 and June 30, 2025 were as follows:

	December 31, 2024	June 30, 2025
	RMB	RMB
Weighted average lease term:
Operating leases	1.96	1.59
Weighted average discount rate:
Operating leases	3.43%	3.09%

The components of lease expenses for the six months ended June 30, 2024 and 2025 were as follows:

	For the six months ended June 30,
	2024	2025
	RMB	RMB
Operating lease cost	2,975	2,656
Cost of other leases with period less than one year	2,477	888
Total	5,452	3,544

Supplemental cash flow information related to leases for the six months ended June 30, 2024 and 2025 were as follows:

	For the six months ended June 30,
	2024	2025
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	2,776	2,808
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligations	5,076	5,139

Maturities of lease liabilities at December 31, 2024 and June 30, 2025, respectively:

	December 31, 2024	June 30, 2025
	RMB	RMB
2025/Remainder of 2025	2,861	2,569
2026	1,927	4,679
2027	573	573
Total remaining undiscounted lease payments	5,361	7,821
Less: interest	(187)	(187)
Total present value of operating lease liabilities	5,174	7,634
Less: short-term operating lease liabilities	(3,037)	(5,583)
Long-term operating lease liabilities	2,137	2,051

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)